Income Taxes - Schedule of federal and state statutory tax rates and the provision for income tax benefit (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Taxes
Federal tax at statutory rate	(21.00%)	(21.00%)
State tax benefits, plus sale of NJ NOL, net of federal benefit	(12.20%)	(21.60%)
Foreign tax rate difference		0.10%
Orphan drug and research and development credits	(8.10%)	(2.00%)
Permanent differences	1.30%	0.90%
Foreign NOL adjustments	0.60%	0.70%
Expiration of tax attributes	15.20%	14.20%
Change in valuation allowance	19.50%	6.30%
Income tax benefit	(4.70%)	(22.40%)